CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (154,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(23,042)
Unrealized loss on marketable securities held in Trust Account	1,171
Deferred tax benefit	(345)
Changes in operating assets and liabilities:
Prepaid expenses	(58,556)
Accrued expenses	41,108
Net cash used in operating activities	(194,020)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(58,647,960)
Net cash used in investing activities	(58,647,960)
Cash Flows from Financing Activities:
Proceeds from collection of stock subscription receivable	25,000
Proceeds from sale of Units, net of underwriting discounts paid	56,060,550
Proceeds from sale of Private Units	3,552,410
Proceeds from sale of unit purchase option	100
Proceeds from promissory note - related party	157,206
Repayment of promissory note - related party	(257,704)
Payment of offering costs	(460,248)
Net cash provided by financing activities	59,077,314
Net Change in Cash	235,334
Cash - Beginning	0
Cash - Ending	235,334
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	52,064,441
Change in value of common stock subject to possible redemption	(154,144)
Deferred underwriting fee payable	$ 2,012,430